UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-06698

Deutsche Equity 500 Index Portfolio
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2015

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2015 (Unaudited)

Deutsche Equity 500 Index Portfolio
	Shares	Value ($)
Common Stocks 97.0%
Consumer Discretionary 12.2%
Auto Components 0.4%
BorgWarner, Inc.	22,660	1,370,477
Delphi Automotive PLC	29,548	2,356,158
Goodyear Tire & Rubber Co.	27,475	744,023
Johnson Controls, Inc.	66,242	3,341,246

		7,811,904
Automobiles 0.7%
Ford Motor Co.	399,161	6,442,459
General Motors Co. (a)	136,493	5,118,487
Harley-Davidson, Inc.	21,350	1,296,799

		12,857,745
Distributors 0.1%
Genuine Parts Co. (a)	15,556	1,449,664
Diversified Consumer Services 0.0%
H&R Block, Inc.	27,980	897,319
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	45,026	2,154,044
Chipotle Mexican Grill, Inc.*	3,159	2,055,056
Darden Restaurants, Inc. (a)	12,520	868,137
Marriott International, Inc. "A" (a)	20,838	1,673,708
McDonald's Corp.	96,975	9,449,244
Royal Caribbean Cruises Ltd.	16,383	1,340,948
Starbucks Corp.	75,963	7,193,696
Starwood Hotels & Resorts Worldwide, Inc.	17,360	1,449,560
Wyndham Worldwide Corp.	12,017	1,087,178
Wynn Resorts Ltd.	8,247	1,038,132
Yum! Brands, Inc.	43,890	3,455,021

		31,764,724
Household Durables 0.4%
D.R. Horton, Inc.	34,335	977,861
Garmin Ltd.	12,471	592,622
Harman International Industries, Inc.	6,826	912,158
Leggett & Platt, Inc.	13,751	633,784
Lennar Corp. "A"	17,777	921,026
Mohawk Industries, Inc.*	6,148	1,141,991
Newell Rubbermaid, Inc.	27,794	1,085,912
PulteGroup, Inc.	33,257	739,303
Whirlpool Corp.	7,899	1,596,072

		8,600,729
Internet & Catalog Retail 1.3%
Amazon.com, Inc.*	38,439	14,303,152
Expedia, Inc. (a)	9,807	923,133
Netflix, Inc.* (a)	6,102	2,542,642
The Priceline Group, Inc.* (a)	5,230	6,088,504
TripAdvisor, Inc.*	11,186	930,340

		24,787,771
Leisure Products 0.1%
Hasbro, Inc. (a)	11,456	724,477
Mattel, Inc. (a)	34,483	787,937

		1,512,414
Media 3.4%
Cablevision Systems Corp. (New York Group) "A" (a)	20,918	382,799
CBS Corp. "B"	46,168	2,799,166
Comcast Corp. "A"	256,476	14,483,200
DIRECTV*	50,746	4,318,485
Discovery Communications, Inc. "A"* (a)	15,217	468,075
Discovery Communications, Inc. "C"*	27,959	824,092
Gannett Co., Inc. (a)	22,990	852,469
Interpublic Group of Companies, Inc.	40,850	903,602
News Corp. "A"*	50,720	812,027
Omnicom Group, Inc. (a)	24,655	1,922,597
Scripps Networks Interactive "A" (a)	9,999	685,531
Time Warner Cable, Inc.	28,350	4,249,098
Time Warner, Inc. (a)	83,837	7,079,196
Twenty-First Century Fox, Inc. "A" (a)	184,500	6,243,480
Viacom, Inc. "B"	37,150	2,537,345
Walt Disney Co. (a)	157,912	16,563,390

		65,124,552
Multiline Retail 0.8%
Dollar General Corp.*	30,858	2,326,076
Dollar Tree, Inc.*	20,459	1,660,146
Family Dollar Stores, Inc.	9,727	770,767
Kohl's Corp. (a)	20,426	1,598,334
Macy's, Inc. (a)	34,614	2,246,795
Nordstrom, Inc.	14,300	1,148,576
Target Corp. (a)	64,413	5,286,375

		15,037,069
Specialty Retail 2.4%
AutoNation, Inc.*	7,710	495,984
AutoZone, Inc.* (a)	3,240	2,210,198
Bed Bath & Beyond, Inc.*	18,846	1,446,902
Best Buy Co., Inc. (a)	29,660	1,120,851
CarMax, Inc.* (a)	21,258	1,467,015
GameStop Corp. "A" (a)	10,462	397,138
Home Depot, Inc.	132,996	15,109,676
L Brands, Inc.	25,007	2,357,910
Lowe's Companies, Inc.	98,290	7,311,793
O'Reilly Automotive, Inc.*	10,334	2,234,624
Ross Stores, Inc.	20,776	2,188,959
Staples, Inc.	63,881	1,040,302
The Gap, Inc. (a)	26,371	1,142,656
Tiffany & Co.	11,427	1,005,690
TJX Companies, Inc.	68,339	4,787,147
Tractor Supply Co.	13,752	1,169,745
Urban Outfitters, Inc.*	9,888	451,387

		45,937,977
Textiles, Apparel & Luxury Goods 0.9%
Coach, Inc. (a)	27,836	1,153,245
Fossil Group, Inc.*	4,250	350,413
Hanesbrands, Inc.	40,460	1,355,815
Michael Kors Holdings Ltd.*	20,092	1,321,049
NIKE, Inc. "B"	70,801	7,103,464
PVH Corp.	8,477	903,309
Ralph Lauren Corp.	6,241	820,692
Under Armour, Inc. "A"* (a)	16,707	1,349,090
VF Corp.	34,395	2,590,287

		16,947,364
Consumer Staples 9.4%
Beverages 2.1%
Brown-Forman Corp. "B" (a)	15,495	1,399,973
Coca-Cola Co.	396,323	16,070,898
Coca-Cola Enterprises, Inc.	21,614	955,339
Constellation Brands, Inc. "A"*	16,992	1,974,640
Dr. Pepper Snapple Group, Inc.	19,404	1,522,826
Molson Coors Brewing Co. "B"	16,190	1,205,346
Monster Beverage Corp.*	14,677	2,031,223
PepsiCo, Inc.	149,664	14,310,872

		39,471,117
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	44,362	6,720,621
CVS Health Corp.	113,363	11,700,195
Kroger Co. (a)	49,832	3,820,121
Sysco Corp. (a)	59,509	2,245,275
Wal-Mart Stores, Inc.	159,241	13,097,572
Walgreens Boots Alliance, Inc.	88,270	7,474,704
Whole Foods Market, Inc.	36,644	1,908,419

		46,966,907
Food Products 1.6%
Archer-Daniels-Midland Co. (a)	64,162	3,041,279
Campbell Soup Co. (a)	18,416	857,265
ConAgra Foods, Inc.	42,919	1,567,831
General Mills, Inc.	60,669	3,433,865
Hormel Foods Corp. (a)	13,629	774,809
Kellogg Co. (a)	25,650	1,691,617
Keurig Green Mountain, Inc.	12,404	1,385,899
Kraft Foods Group, Inc.	59,162	5,153,898
McCormick & Co., Inc. (a)	13,080	1,008,599
Mead Johnson Nutrition Co.	20,425	2,053,325
Mondelez International, Inc. "A"	166,246	5,999,818
The Hershey Co.	14,754	1,488,826
The JM Smucker Co. (a)	10,426	1,206,601
Tyson Foods, Inc. "A" (a)	29,816	1,141,953

		30,805,585
Household Products 1.8%
Clorox Co. (a)	13,149	1,451,518
Colgate-Palmolive Co.	86,188	5,976,276
Kimberly-Clark Corp.	36,734	3,934,579
Procter & Gamble Co.	272,655	22,341,350

		33,703,723
Personal Products 0.1%
Estee Lauder Companies, Inc. "A"	22,456	1,867,441
Tobacco 1.4%
Altria Group, Inc. (a)	198,697	9,938,824
Lorillard, Inc.	36,479	2,383,903
Philip Morris International, Inc.	155,915	11,745,077
Reynolds American, Inc. (a)	31,317	2,158,054

		26,225,858
Energy 7.8%
Energy Equipment & Services 1.2%
Baker Hughes, Inc.	43,871	2,789,318
Cameron International Corp.*	19,235	867,883
Diamond Offshore Drilling, Inc. (a)	6,373	170,733
Ensco PLC "A" (a)	23,577	496,767
FMC Technologies, Inc.*	23,969	887,093
Halliburton Co. (a)	86,167	3,781,008
Helmerich & Payne, Inc. (a)	11,150	758,980
National Oilwell Varco, Inc.	41,322	2,065,687
Noble Corp. PLC (a)	25,846	369,081
Schlumberger Ltd.	128,651	10,734,639
Transocean Ltd. (a)	34,653	508,360

		23,429,549
Oil, Gas & Consumable Fuels 6.6%
Anadarko Petroleum Corp.	50,829	4,209,150
Apache Corp. (a)	38,333	2,312,630
Cabot Oil & Gas Corp.	42,392	1,251,836
Chesapeake Energy Corp. (a)	50,441	714,245
Chevron Corp.	189,987	19,944,835
Cimarex Energy Co.	8,825	1,015,669
ConocoPhillips (a)	123,784	7,706,792
CONSOL Energy, Inc. (a)	23,397	652,542
Devon Energy Corp.	39,078	2,356,794
EOG Resources, Inc.	55,101	5,052,211
EQT Corp.	15,463	1,281,419
Exxon Mobil Corp.	423,573	36,003,705
Hess Corp.	24,329	1,651,209
Kinder Morgan, Inc.	172,271	7,245,718
Marathon Oil Corp.	68,890	1,798,718
Marathon Petroleum Corp.	27,439	2,809,479
Murphy Oil Corp. (a)	17,240	803,384
Newfield Exploration Co.*	16,061	563,581
Noble Energy, Inc.	38,481	1,881,721
Occidental Petroleum Corp.	77,992	5,693,416
ONEOK, Inc. (a)	21,185	1,021,964
Phillips 66	55,007	4,323,550
Pioneer Natural Resources Co.	15,085	2,466,548
QEP Resources, Inc. (a)	16,460	343,191
Range Resources Corp. (a)	16,239	845,078
Southwestern Energy Co.* (a)	39,618	918,742
Spectra Energy Corp. (a)	66,983	2,422,775
Tesoro Corp.	12,399	1,131,905
Valero Energy Corp.	51,723	3,290,617
Williams Companies, Inc.	67,531	3,416,393

		125,129,817
Financials 15.7%
Banks 5.6%
Bank of America Corp.	1,060,805	16,325,789
BB&T Corp. (a)	73,242	2,855,705
Citigroup, Inc.	306,351	15,783,203
Comerica, Inc.	17,548	791,941
Fifth Third Bancorp.	81,679	1,539,649
Huntington Bancshares, Inc. (a)	79,815	881,956
JPMorgan Chase & Co.	376,281	22,795,103
KeyCorp	85,199	1,206,418
M&T Bank Corp. (a)	13,494	1,713,738
PNC Financial Services Group, Inc.	52,471	4,892,396
Regions Financial Corp.	138,095	1,304,998
SunTrust Banks, Inc.	53,369	2,192,932
U.S. Bancorp.	179,389	7,833,918
Wells Fargo & Co. (a)	473,254	25,745,018
Zions Bancorp.	20,418	551,286

		106,414,050
Capital Markets 2.2%
Affiliated Managers Group, Inc.*	5,581	1,198,687
Ameriprise Financial, Inc.	18,496	2,420,017
Bank of New York Mellon Corp.	112,785	4,538,468
BlackRock, Inc.	12,749	4,664,094
Charles Schwab Corp.	116,780	3,554,783
E*TRADE Financial Corp.*	29,359	838,346
Franklin Resources, Inc. (a)	39,861	2,045,666
Invesco Ltd.	42,824	1,699,685
Legg Mason, Inc. (a)	10,279	567,401
Morgan Stanley	155,611	5,553,757
Northern Trust Corp. (a)	22,542	1,570,050
State Street Corp.	41,369	3,041,863
T. Rowe Price Group, Inc. (a)	26,288	2,128,802
The Goldman Sachs Group, Inc.	40,837	7,676,131

		41,497,750
Consumer Finance 0.7%
American Express Co.	88,434	6,908,464
Capital One Financial Corp.	55,424	4,368,520
Discover Financial Services	45,436	2,560,319
Navient Corp.	41,386	841,377

		14,678,680
Diversified Financial Services 2.0%
Berkshire Hathaway, Inc. "B"*	184,002	26,555,169
CME Group, Inc.	32,148	3,044,737
Intercontinental Exchange, Inc.	11,248	2,623,821
Leucadia National Corp.	32,392	722,018
McGraw Hill Financial, Inc.	27,684	2,862,526
Moody's Corp.	17,968	1,865,078
The NASDAQ OMX Group, Inc.	11,597	590,751

		38,264,100
Insurance 2.6%
ACE Ltd.	33,016	3,680,954
Aflac, Inc.	44,152	2,826,169
Allstate Corp.	41,789	2,974,123
American International Group, Inc.	138,496	7,588,196
Aon PLC	28,301	2,720,292
Assurant, Inc.	6,944	426,431
Chubb Corp. (a)	23,157	2,341,173
Cincinnati Financial Corp. (a)	15,112	805,167
Genworth Financial, Inc. "A"*	50,545	369,484
Hartford Financial Services Group, Inc.	42,239	1,766,435
Lincoln National Corp.	25,587	1,470,229
Loews Corp.	30,500	1,245,315
Marsh & McLennan Companies, Inc.	54,078	3,033,235
MetLife, Inc.	112,895	5,706,842
Principal Financial Group, Inc.	27,897	1,433,069
Progressive Corp.	54,433	1,480,578
Prudential Financial, Inc.	45,563	3,659,164
The Travelers Companies, Inc.	32,521	3,516,496
Torchmark Corp.	12,786	702,207
Unum Group	25,899	873,573
XL Group PLC	25,422	935,530

		49,554,662
Real Estate Investment Trusts 2.4%
American Tower Corp. (REIT)	42,447	3,996,385
Apartment Investment & Management Co. "A" (REIT)	15,898	625,745
AvalonBay Communities, Inc. (REIT)	13,223	2,304,108
Boston Properties, Inc. (REIT)	15,403	2,163,813
Crown Castle International Corp. (REIT)	33,995	2,805,947
Equity Residential (REIT)	36,811	2,866,105
Essex Property Trust, Inc. (REIT)	6,646	1,527,915
General Growth Properties, Inc. (REIT)	63,785	1,884,847
HCP, Inc. (REIT)	46,258	1,998,808
Health Care REIT, Inc. (REIT) (a)	35,375	2,736,610
Host Hotels & Resorts, Inc. (REIT)	77,589	1,565,746
Iron Mountain, Inc. (REIT)	18,351	669,445
Kimco Realty Corp. (REIT)	40,847	1,096,742
Plum Creek Timber Co., Inc. (REIT)	17,726	770,195
Prologis, Inc. (REIT)	51,727	2,253,228
Public Storage (REIT)	14,581	2,874,498
Simon Property Group, Inc. (REIT)	31,451	6,153,074
SL Green Realty Corp. (REIT)	9,917	1,273,144
The Macerich Co. (REIT)	14,399	1,214,268
Ventas, Inc. (REIT)	33,391	2,438,211
Vornado Realty Trust (REIT)	17,547	1,965,264
Weyerhaeuser Co. (REIT)	52,316	1,734,275

		46,918,373
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	28,336	1,096,887
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	47,456	497,339
People's United Financial, Inc. (a)	30,637	465,682

		963,021
Health Care 14.5%
Biotechnology 3.0%
Alexion Pharmaceuticals, Inc.*	20,503	3,553,170
Amgen, Inc.	76,477	12,224,849
Biogen, Inc.*	23,645	9,983,865
Celgene Corp.* (a)	80,617	9,293,528
Gilead Sciences, Inc.*	150,433	14,761,990
Regeneron Pharmaceuticals, Inc.* (a)	7,429	3,354,045
Vertex Pharmaceuticals, Inc.*	24,519	2,892,506

		56,063,953
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	152,325	7,057,218
Baxter International, Inc. (a)	54,924	3,762,294
Becton, Dickinson & Co.	21,180	3,041,236
Boston Scientific Corp.*	134,752	2,391,848
C.R. Bard, Inc.	7,637	1,278,052
DENTSPLY International, Inc.	14,316	728,541
Edwards Lifesciences Corp.*	10,744	1,530,590
Intuitive Surgical, Inc.*	3,659	1,847,905
Medtronic PLC	143,583	11,198,038
St. Jude Medical, Inc.	28,276	1,849,251
Stryker Corp.	30,137	2,780,138
Varian Medical Systems, Inc.* (a)	10,245	963,952
Zimmer Holdings, Inc.	17,029	2,001,248

		40,430,311
Health Care Providers & Services 2.7%
Aetna, Inc.	35,472	3,778,832
AmerisourceBergen Corp. (a)	20,921	2,378,090
Anthem, Inc.	26,914	4,155,791
Cardinal Health, Inc.	33,550	3,028,558
CIGNA Corp.	26,090	3,377,090
DaVita HealthCare Partners, Inc.*	17,420	1,415,898
Express Scripts Holding Co.*	73,348	6,364,406
HCA Holdings, Inc.*	29,799	2,241,779
Henry Schein, Inc.*	8,499	1,186,630
Humana, Inc.	15,000	2,670,300
Laboratory Corp. of America Holdings*	10,056	1,267,961
McKesson Corp.	23,477	5,310,497
Patterson Companies, Inc. (a)	8,228	401,444
Quest Diagnostics, Inc. (a)	14,800	1,137,380
Tenet Healthcare Corp.*	9,679	479,207
UnitedHealth Group, Inc.	96,334	11,395,349
Universal Health Services, Inc. "B"	9,307	1,095,527

		51,684,739
Health Care Technology 0.1%
Cerner Corp.* (a)	31,025	2,272,891
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	33,760	1,402,728
PerkinElmer, Inc.	11,044	564,790
Thermo Fisher Scientific, Inc.	40,147	5,393,348
Waters Corp.* (a)	8,400	1,044,288

		8,405,154
Pharmaceuticals 6.1%
AbbVie, Inc.	160,701	9,407,437
Actavis PLC*	39,443	11,739,026
Bristol-Myers Squibb Co.	168,080	10,841,160
Eli Lilly & Co. (a)	98,404	7,149,051
Endo International PLC*	17,987	1,613,434
Hospira, Inc.*	17,521	1,539,045
Johnson & Johnson	280,702	28,238,621
Mallinckrodt PLC* (a)	11,579	1,466,480
Merck & Co., Inc.	286,499	16,467,962
Mylan NV*	37,325	2,215,239
Perrigo Co. PLC (a)	14,193	2,349,651
Pfizer, Inc.	618,755	21,526,486
Zoetis, Inc.	51,044	2,362,827

		116,916,419
Industrials 10.1%
Aerospace & Defense 2.7%
Boeing Co.	66,145	9,927,042
General Dynamics Corp. (a)	31,687	4,300,876
Honeywell International, Inc.	78,830	8,222,757
L-3 Communications Holdings, Inc.	8,325	1,047,202
Lockheed Martin Corp.	27,048	5,489,662
Northrop Grumman Corp. (a)	20,029	3,223,868
Precision Castparts Corp.	14,296	3,002,160
Raytheon Co.	30,937	3,379,867
Rockwell Collins, Inc.	13,587	1,311,825
Textron, Inc.	27,494	1,218,809
United Technologies Corp.	83,448	9,780,106

		50,904,174
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc. (a)	14,881	1,089,587
Expeditors International of Washington, Inc. (a)	19,078	919,178
FedEx Corp.	26,508	4,385,748
United Parcel Service, Inc. "B" (a)	70,287	6,813,622

		13,208,135
Airlines 0.6%
American Airlines Group, Inc.	72,452	3,824,017
Delta Air Lines, Inc.	83,112	3,736,716
Southwest Airlines Co.	68,521	3,035,480

		10,596,213
Building Products 0.1%
Allegion PLC	9,914	606,440
Masco Corp.	36,050	962,535

		1,568,975
Commercial Services & Supplies 0.4%
ADT Corp. (a)	17,413	722,988
Cintas Corp. (a)	9,837	802,994
Pitney Bowes, Inc. (a)	20,251	472,253
Republic Services, Inc.	25,640	1,039,959
Stericycle, Inc.* (a)	8,523	1,196,885
Tyco International PLC	42,599	1,834,313
Waste Management, Inc. (a)	43,414	2,354,341

		8,423,733
Construction & Engineering 0.1%
Fluor Corp.	14,909	852,198
Jacobs Engineering Group, Inc.*	12,464	562,874
Quanta Services, Inc.*	22,037	628,716

		2,043,788
Electrical Equipment 0.5%
AMETEK, Inc.	24,109	1,266,687
Eaton Corp. PLC	48,133	3,270,156
Emerson Electric Co.	68,858	3,898,740
Rockwell Automation, Inc.	13,561	1,572,940

		10,008,523
Industrial Conglomerates 2.3%
3M Co. (a)	64,103	10,573,790
Danaher Corp.	61,851	5,251,150
General Electric Co.	1,015,709	25,199,740
Roper Industries, Inc.	10,186	1,751,992

		42,776,672
Machinery 1.4%
Caterpillar, Inc. (a)	60,971	4,879,509
Cummins, Inc. (a)	16,923	2,346,205
Deere & Co. (a)	34,196	2,998,647
Dover Corp. (a)	16,723	1,155,894
Flowserve Corp.	13,757	777,133
Illinois Tool Works, Inc.	35,174	3,416,802
Ingersoll-Rand PLC	26,339	1,793,159
Joy Global, Inc. (a)	10,150	397,677
PACCAR, Inc. (a)	35,391	2,234,588
Pall Corp.	10,868	1,091,038
Parker-Hannifin Corp.	14,388	1,709,007
Pentair PLC	18,376	1,155,667
Snap-on, Inc.	5,807	853,977
Stanley Black & Decker, Inc.	15,913	1,517,464
Xylem, Inc. (a)	18,408	644,648

		26,971,415
Professional Services 0.2%
Dun & Bradstreet Corp.	3,616	464,150
Equifax, Inc.	12,269	1,141,017
Nielsen NV	31,565	1,406,852
Robert Half International, Inc. (a)	13,995	846,977

		3,858,996
Road & Rail 0.9%
CSX Corp.	100,268	3,320,876
Kansas City Southern (a)	11,260	1,149,421
Norfolk Southern Corp.	30,878	3,177,964
Ryder System, Inc.	5,332	505,953
Union Pacific Corp.	88,993	9,638,832

		17,793,046
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	27,803	1,152,017
United Rentals, Inc.*	9,722	886,258
W.W. Grainger, Inc. (a)	5,978	1,409,672

		3,447,947
Information Technology 19.1%
Communications Equipment 1.6%
Cisco Systems, Inc.	514,720	14,167,668
F5 Networks, Inc.*	7,221	829,982
Harris Corp.	10,389	818,238
Juniper Networks, Inc. (a)	35,820	808,815
Motorola Solutions, Inc.	19,234	1,282,331
QUALCOMM, Inc.	166,510	11,545,803

		29,452,837
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	31,530	1,858,063
Corning, Inc.	128,458	2,913,428
FLIR Systems, Inc.	13,961	436,700
TE Connectivity Ltd.	41,170	2,948,595

		8,156,786
Internet Software & Services 3.3%
Akamai Technologies, Inc.*	17,953	1,275,471
eBay, Inc.* (a)	111,159	6,411,651
Equinix, Inc. (REIT)	5,727	1,333,532
Facebook, Inc. "A"*	211,932	17,423,989
Google, Inc. "A"*	28,855	16,005,869
Google, Inc. "C"*	28,884	15,828,432
VeriSign, Inc.* (a)	10,286	688,853
Yahoo!, Inc.*	87,847	3,903,482

		62,871,279
IT Services 3.3%
Accenture PLC "A" (a)	63,317	5,932,170
Alliance Data Systems Corp.*	6,338	1,877,633
Automatic Data Processing, Inc.	47,791	4,092,821
Cognizant Technology Solutions Corp. "A"*	61,201	3,818,330
Computer Sciences Corp.	14,403	940,228
Fidelity National Information Services, Inc.	28,997	1,973,536
Fiserv, Inc.*	23,811	1,890,593
International Business Machines Corp. (a)	92,838	14,900,499
MasterCard, Inc. "A"	98,318	8,493,692
Paychex, Inc. (a)	33,192	1,646,821
Teradata Corp.* (a)	14,181	625,949
Total System Services, Inc.	16,433	626,919
Visa, Inc. "A" (a)	195,867	12,811,660
Western Union Co. (a)	53,179	1,106,655
Xerox Corp.	105,721	1,358,515

		62,096,021
Semiconductors & Semiconductor Equipment 2.3%
Altera Corp.	30,012	1,287,815
Analog Devices, Inc.	31,575	1,989,225
Applied Materials, Inc.	123,885	2,794,846
Avago Technologies Ltd.	25,967	3,297,290
Broadcom Corp. "A"	54,685	2,367,587
First Solar, Inc.* (a)	7,695	460,084
Intel Corp. (a)	478,276	14,955,691
KLA-Tencor Corp.	16,122	939,751
Lam Research Corp.	15,848	1,113,084
Linear Technology Corp.	23,812	1,114,402
Microchip Technology, Inc. (a)	20,557	1,005,237
Micron Technology, Inc.*	108,927	2,955,190
NVIDIA Corp. (a)	52,581	1,100,257
Skyworks Solutions, Inc.	19,231	1,890,215
Texas Instruments, Inc.	106,029	6,063,268
Xilinx, Inc.	26,148	1,106,060

		44,440,002
Software 3.5%
Adobe Systems, Inc.*	48,085	3,555,405
Autodesk, Inc.*	23,201	1,360,507
CA, Inc. (a)	32,005	1,043,683
Citrix Systems, Inc.*	15,893	1,015,086
Electronic Arts, Inc.*	31,522	1,853,966
Intuit, Inc.	27,990	2,713,910
Microsoft Corp.	828,161	33,668,886
Oracle Corp.	323,622	13,964,289
Red Hat, Inc.*	18,521	1,402,966
Salesforce.com, Inc.*	61,147	4,085,231
Symantec Corp.	68,530	1,601,203

		66,265,132
Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	587,940	73,157,374
EMC Corp.	200,678	5,129,330
Hewlett-Packard Co.	183,483	5,717,330
NetApp, Inc.	32,013	1,135,181
SanDisk Corp.	21,530	1,369,739
Seagate Technology PLC (a)	33,262	1,730,622
Western Digital Corp.	21,706	1,975,463

		90,215,039
Materials 3.1%
Chemicals 2.3%
Air Products & Chemicals, Inc.	19,522	2,953,288
Airgas, Inc.	6,793	720,805
CF Industries Holdings, Inc.	4,837	1,372,160
Dow Chemical Co.	109,838	5,270,027
E.I. du Pont de Nemours & Co.	91,310	6,525,926
Eastman Chemical Co. (a)	15,305	1,060,024
Ecolab, Inc.	27,108	3,100,613
FMC Corp. (a)	13,516	773,791
International Flavors & Fragrances, Inc.	8,184	960,802
LyondellBasell Industries NV "A"	40,003	3,512,263
Monsanto Co.	48,674	5,477,772
PPG Industries, Inc.	13,763	3,104,107
Praxair, Inc.	29,138	3,518,122
Sigma-Aldrich Corp.	12,202	1,686,927
The Mosaic Co.	31,367	1,444,764
The Sherwin-Williams Co. (a)	8,139	2,315,546

		43,796,937
Construction Materials 0.1%
Martin Marietta Materials, Inc.	6,197	866,341
Vulcan Materials Co.	13,227	1,115,036

		1,981,377
Containers & Packaging 0.2%
Avery Dennison Corp. (a)	9,397	497,195
Ball Corp.	13,985	987,900
MeadWestvaco Corp.	16,984	846,992
Owens-Illinois, Inc.*	16,374	381,842
Sealed Air Corp.	20,814	948,286

		3,662,215
Metals & Mining 0.4%
Alcoa, Inc. (a)	123,421	1,594,599
Allegheny Technologies, Inc.	10,817	324,618
Freeport-McMoRan, Inc. (a)	105,784	2,004,607
Newmont Mining Corp. (a)	50,813	1,103,150
Nucor Corp. (a)	31,895	1,515,970

		6,542,944
Paper & Forest Products 0.1%
International Paper Co. (a)	42,236	2,343,675
Telecommunication Services 2.2%
Diversified Telecommunication Services
AT&T, Inc.	524,077	17,111,114
CenturyLink, Inc. (a)	56,761	1,961,093
Frontier Communications Corp. (a)	100,835	710,887
Level 3 Communications, Inc.*	29,153	1,569,597
Verizon Communications, Inc.	419,272	20,389,197
Windstream Holdings, Inc. (a)	61,604	455,870

		42,197,758
Utilities 2.9%
Electric Utilities 1.7%
American Electric Power Co., Inc.	49,549	2,787,131
Duke Energy Corp. (a)	70,919	5,445,161
Edison International	32,924	2,056,762
Entergy Corp. (a)	18,316	1,419,307
Eversource Energy	32,393	1,636,494
Exelon Corp. (a)	86,013	2,890,897
FirstEnergy Corp.	42,792	1,500,288
NextEra Energy, Inc.	44,817	4,663,209
Pepco Holdings, Inc.	25,575	686,177
Pinnacle West Capital Corp.	11,238	716,423
PPL Corp. (a)	67,715	2,279,287
Southern Co.	91,714	4,061,096
Xcel Energy, Inc.	51,542	1,794,177

		31,936,409
Gas Utilities 0.0%
AGL Resources, Inc.	12,089	600,219
Independent Power & Renewable Eletricity Producers 0.1%
AES Corp.	63,603	817,298
NRG Energy, Inc.	33,851	852,707

		1,670,005
Multi-Utilities 1.1%
Ameren Corp. (a)	24,896	1,050,611
CenterPoint Energy, Inc.	43,205	881,814
CMS Energy Corp.	27,654	965,401
Consolidated Edison, Inc. (a)	29,738	1,814,018
Dominion Resources, Inc. (a)	59,087	4,187,496
DTE Energy Co.	18,058	1,457,100
Integrys Energy Group, Inc. (a)	8,043	579,257
NiSource, Inc.	32,040	1,414,886
PG&E Corp.	47,596	2,525,920
Public Service Enterprise Group, Inc. (a)	50,619	2,121,948
SCANA Corp. (a)	14,532	799,115
Sempra Energy	23,531	2,565,350
TECO Energy, Inc.	22,586	438,168
Wisconsin Energy Corp. (a)	23,124	1,144,638

		21,945,722

Total Common Stocks (Cost $858,064,494)		1,847,266,193

	Principal Amount ($)	Value ($)
Government & Agency Obligation 0.3%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.023% **, 4/30/2015 (b) (Cost $5,214,905)	5,215,000	5,214,843

	Shares	Value ($)
Securities Lending Collateral 11.3%
Daily Assets Fund Institutional, 0.11% (c) (d) (Cost $216,368,740)	216,368,740	216,368,740
Cash Equivalents 2.7%
Central Cash Management Fund, 0.08% (c) (Cost $51,837,244)	51,837,244	51,837,244

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,131,485,383) †	111.3	2,120,687,020
Other Assets and Liabilities, Net	(11.3)	(215,609,620)

Net Assets	100.0	1,905,077,400

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $1,193,930,561.  At March 31, 2015, net unrealized appreciation for all securities based on tax cost was $926,756,459.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $1,017,696,716 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $90,940,257.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2015 amounted to $210,444,953, which is 11.0% of net assets.

(b)	At March 31, 2015, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2015, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 E-Mini Index	USD	6/19/2015	533	54,920,320	152,087

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2015 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$1,847,266,193	$—	$—	$1,847,266,193
Government & Agency Obligations	—	5,214,843	—	5,214,843
Short-Term Investments (e)	268,205,984	—	—	268,205,984
Derivatives (f)
Futures Contracts	152,087	—	—	152,087

Total	$2,115,624,264	$5,214,843	$—	$2,120,839,107

There have been no transfers between fair value measurement levels during the period ended March 31, 2015.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2015 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$152,087

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Equity 500 Index Portfolio

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	May 22, 2015

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 22, 2015